Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories
	06.30.2024	06.30.2023
Crops	52,270	47,896
Materials and supplies	62,319	55,443
Sugarcane	1,011	750
Agricultural inventories	115,600	104,089
Supplies for hotels	680	742
Total inventories	116,280	104,831